GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 15,589	$ 15,589
Accumulated amortization	8,689	6,317
Other intangible assets, net	2,778	9,272
Impairment of intangible assets	4,122
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	13,384	13,384
Accumulated amortization	6,977	4,834
Other intangible assets, net	$ 2,488	8,550
Weighted average amortization period	4 years 8 months 27 days
Impairment of intangible assets	$ 3,919
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,981	1,981
Accumulated amortization	1,544	1,371
Other intangible assets, net	$ 234	610
Weighted average amortization period	5 years 10 months 2 days
Impairment of intangible assets	$ 203
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	224	224
Accumulated amortization	168	112
Other intangible assets, net	$ 56	$ 112
Weighted average amortization period	4 years